Document and Entity Information	6 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Amendment Flag	false
Document Type	POS AM
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2014